Financial Instrument Risk Management - Mortgages and Loans by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of external credit grades [line items]
Financial assets	$ 143,061	$ 137,691
Mortgages
Disclosure of external credit grades [line items]
Financial assets	16,433	15,493
Mortgages | Credit risk
Disclosure of external credit grades [line items]
Financial assets	16,433	15,493
Mortgages | Credit risk | Insured
Disclosure of external credit grades [line items]
Financial assets	3,537	3,171
Mortgages | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	3	4
Mortgages | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	2,209	1,716
Mortgages | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	4,841	4,304
Mortgages | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	4,925	5,060
Mortgages | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	912	1,227
Mortgages | Credit risk | Impaired
Disclosure of external credit grades [line items]
Financial assets	6	11
Loans
Disclosure of external credit grades [line items]
Financial assets	30,389	27,312
Loans | Credit risk
Disclosure of external credit grades [line items]
Financial assets	30,389	27,312
Loans | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	341	400
Loans | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	4,659	3,670
Loans | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	11,483	11,626
Loans | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	12,766	10,745
Loans | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	1,097	810
Loans | Credit risk | Impaired
Disclosure of external credit grades [line items]
Financial assets	$ 43	$ 61